SHARE CAPITAL AND OTHER RESERVES - Warrants (Details) - USD ($)			12 Months Ended
	Nov. 01, 2022	May 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Outstanding, Beginning balance			100,000	362,833	0
Warrant reserve, Beginning balance			$ 59,702	$ 263,596	$ 0
Number of warrants, Value assigned to warrants vested - consultants			0	0	0
Warrant reserve, Value assigned to warrants vested - consultants			$ 3,526	$ 34,323	$ 0
Warrants expired			$ 0	$ (238,217)	$ 0
Number of warrants expired			0	(262,833)	0
Number of warrants, Outstanding, Ending balance			100,000	100,000	362,833
Warrant reserve, Ending balance			$ 63,228	$ 59,702	$ 263,596
Weighted average exercise price of outstanding warrants			$ 0.81	$ 0.81	$ 3.41
Weighted average remaining life of outstanding warrants			10 months 2 days	1 year 10 months 2 days	1 year 4 months 24 days
Warrants issued - IPO
SHARE CAPITAL AND OTHER RESERVES
Warrant reserve, Transactions during the year : Warrants Issued			$ 0	$ 0	$ 238,217
Number of warrants, Transactions during the year : Warrants issued		262,833	0	0	262,833
Exercise price of warrants		$ 4.4
Fair value of warrants		$ 238,217
Warrants Issued - Consultants
SHARE CAPITAL AND OTHER RESERVES
Warrant reserve, Transactions during the year : Warrants Issued			$ 0	$ 0	$ 25,379
Number of warrants, Transactions during the year : Warrants issued	100,000		0	0	100,000
Exercise price of warrants	$ 0.81